SHAREHOLDERS' EQUITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Number of warrants outstanding, beginning	1,216,686	1,231,373
Number of warrants granted	0	1,448,472
Number of warrants expired/cancelled	(470,077)	(1,270,951)
Number of warrants exercised	(596,280)	(192,208)
Number of warrants outstanding, ending	150,329	1,216,686
Number of warrants exercisable	150,329	1,216,686
Weighted average exercise price outstanding, beginning	$ 6.36	$ 7.44
Weighted average exercise price granted	0.00	0.32
Weighted average exercise price expired/cancelled	13.19	1.44
Weighted average exercise price exercised	2.50	0.32
Weighted average exercise price outstanding, ending	0.32	6.36
Weighted average exercise price exercisable	$ 0.32	$ 6.36
Weighted average remaining contractual life (in years) outstanding, beginning	9 months 18 days	1 year 4 months 24 days
Weighted average remaining contractual life (in years) outstanding, ending	1 year 6 months	9 months 18 days
Weighted average remaining contractual life (in years) exercisable	1 year 6 months	9 months 18 days